Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
BORROWINGS

NOTE 14: BORROWINGS

	December 31, 2018	December 31, 2017
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$—	$71,500
BNP Paribas S.A. and DVB Bank S.E.	51,750	56,250
Eurobank Ergasias S.A. $52,200	32,841	35,569
Eurobank Ergasias S.A. $52,000	31,206	33,654
Norddeutsche Landesbank Girozentrale	22,266	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	42,578	45,703
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	46,846	82,327
BNP Paribas $44,000	32,000	36,000
HSH $24,000	20,568	22,856
Term Loan B	197,824	—
Total credit facilities	1,147,879	1,077,687
CMB Financial Leasing Co.	68,521	—
Total borrowings	1,216,400	1,077,687
Less: Deferred finance costs, net	(11,453)	(13,470)
Add: bond premium	890	1,152
Less: current portion of credit facilities, net of deferred finance costs	(45,403)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,561)	—
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,154,873	$1,028,959

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of December 31, 2018.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream subsidiaries are 100% owned. Navios Acquisition does not have any independent assets or operations.

Credit Facilities

Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. On January 27, 2017, Navios Acquisition repaid $16,000 being the balloon instalment for another of the remaining five tranches. In April 2018, the Company fully repaid the outstanding balance of $69,250. Following the prepayment, an amount of $19 was written-off in consolidated statement of operations.

BNP Paribas S.A. Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) to partially finance the purchase price of three product tankers. Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2018, an amount of $51,750 was outstanding.

Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 has been drawn (divided into two tranches of $26,100 and $25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The amount of $32,841 was outstanding as of December 31, 2018 and it was fully prepaid in March 2019.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The amount of $31,206 was outstanding as of December 31, 2018, under this loan agreement.

Norddeutsche Landesbank Girozentrale: On December 29, 2011, Navios Acquisition entered into a loan agreement with Norddeutsche Landesbank Girozentrale of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the vessel and bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. During the first quarter of 2015, the facility was fully drawn and as of December 31, 2018, an amount of $22,266 was outstanding under this loan agreement.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2018, an amount of $42,578 was outstanding.

ABN AMRO Bank N.V.: In February 2017, the Company drew $26,650 under this credit facility with ABN AMRO Bank N.V., which was secured with its two chemical tankers, following the full repayment of the previous financing arrangements. The facility was repayable in four equal consecutive quarterly installments of $650 each, with a final balloon payment of the balance to be repaid on the last repayment date. The maturity date of the loan was in February 2018. The loan bore interest at LIBOR plus 400 bps per annum. In June, 2017, the Company prepaid the outstanding balance of $26,000 and an amount of $697 was written-off from the deferred finance costs. As of December 31, 2018, and 2017 there was no outstanding amount under this facility and the loan matured in February 2018.

Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescäft and Skandinaviska Enskilda Banken AB, dated July 18, 2014. Four of the five tranches of the facility are repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche is repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan is in the fourth quarter of 2020. The credit facility bears interest at LIBOR plus 295 bps per annum.

On March 23, 2018, Navios Acquisition prepaid $26,770, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Equinox and the Nave Pyxis, which substituted the Nave Galactic as collateral vessels under the 8 1/8% 2021 Notes. Following the prepayment, an amount of $297 was written-off in the consolidated statement of operations. As of December 31, 2018 the outstanding balance under this facility was $46,846.

HSH Nordbank: In June 2017, Navios Acquisition entered into a loan facility for an amount of $24,000 to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers. The facility is repayable in 17 equal consecutive quarterly installments of $572 each, with a final balloon payment of the balance to be repaid on the last repayment date. The facility matures in September 2021 and bears interest at LIBOR plus 300 bps per annum. As of December 31, 2018, the outstanding balance under this facility was $20,568.

BNP Paribas S.A. Bank: On December 18, 2015, Navios Acquisition, through certain of its wholly owned subsidiaries, entered into a term loan facility agreement of up to $44,000 with BNP Paribas, as agent and the lenders named therein, for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker. The facility is repayable in 12 equal consecutive semi-annual installments in the amount of $2,000 in aggregate, with a final balloon payment of $20,000 to be repaid on the last repayment date. The maturity date of the loan is in December 2021. The loan bears interest at LIBOR plus 230 bps per annum. As of December 31, 2018, an amount of $32,000 was outstanding under this facility.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of December 31, 2018 no amount was available to be drawn from our facilities.

Sale and Leaseback Agreements

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with CMB Financial Leasing Co., Ltd to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. The agreement is repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. As of December 31, 2018, the outstanding balance under this agreement was $68,521 and the proceeds net of the deferred finance costs are included within line item “Loan proceeds, net of deferred finance costs” of the Financing Activities in the consolidated statements of cash flows.

In March and April 2019, Navios Acquisition entered into sale and lease back agreements with AVIC International leasing Co, Ltd for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A. and were fully prepaid in March 2019 by the amount of $32,159. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. As a result of the refinancing, as of December 31, 2018, an amount of $46,277 was reclassified from “Current portion of long-term debt, net of deferred finance cost” to “Long term debt, net of current portion, premium and net of deferred finance cost”. The agreements will be repayable in 28 equal consecutive quarterly installments of $2,267 each, with a purchase obligation of $39,675 to be repaid on the last repayment date. The agreements mature in March and April 2026 and bear interest at LIBOR plus 350 bps per annum.

Term Loan B

On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc., as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.

Amounts drawn under the Term Loan B are secured by first preferred mortgages on Navios Midstream’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary, with the exception of all the other Navios Acquisition’s subsidiaries.

Following the acquisition of the Nave Galactic and the sale of the Shinyo Kannika, the Nave Galactic substituted for the Shinyo Kannika under the Term Loan B.

As of December 31, 2018, a balance of $197,824 was outstanding under the Term Loan B.

In March 2019, Navios Midstream sold the following VLCCs to Navios Acquisition: Shinyo Kieran for a price of $87,500, Shinyo Saowalak for a price of $79,500, Nave Celeste for a price of $28,000 and the Nave Galactic for a price of $43,750. In addition, the company acquired from Navios Acquisition the following vessels: Nave Orbit for a price of $18,000, Nave Equator for a price of $18,000, Nave Buena Suerte for a price of $51,250, Nave Ariadne for a price of $16,000, Nave Cielo for a price of $16,000, Nave Atropos for a price of $30,750, Nave Pulsar for a price of $15,750, Nave Equinox for a price of $15,750, Nave Pyxis for a price of $28,500 and Bougainville for a price of $27,000. The vessels that were sold were released as collaterals from Term Loan B and were replaced by the ones acquired.

The maturity table below reflects the principal payments of all notes, credit facilities and the CMB Financial Leasing Co agreement outstanding as of December 31, 2018 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes.

December 31, 2018
Long-Term Debt Obligations:
Year
December 31, 2019	52,365
December 31, 2020	300,990
December 31, 2021	725,934
December 31, 2022	62,037
December 31, 2023	11,255
December 31, 2024 and thereafter	63,819
Total	$1,216,400

The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at the higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time till December 31, 2018 to be ranging from a maximum of 80% to 85%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.

The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default.

As of December 31, 2018, the Company was in compliance with its covenants.

The weighted average interest rate for the year ended December 31, 2018 and 2017 was 6.94% and 6.45%, respectively.